Pension Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Average compensation with accrued benefits vesting period	5 years
Contribution to retirement plans in the next fiscal year	$ 52.8
Expected reduction to pension expense in fiscal year	8.0
Matching contribution charged to income	17.4	$ 16.3	$ 14.9
Pension Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to retirement plans in the next fiscal year	1.0
Pension Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to retirement plans in the next fiscal year	7.0
Pension Plan, Defined Benefit
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated benefits payable in the first year	49.9
Estimated benefits payable in the second year	51.6
Estimated benefits payable in the third year	55.7
Estimated benefits payable in the fourth year	53.6
Estimated benefits payable in the fifth year	55.7
Estimated benefits payable in the years thereafter	$ 293.1